Provisions - Summary of Provisions (Detail) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Provisions	£ 2,973,367	£ 4,349,386
Current	332,014	274,000
Non-current	2,641,353	4,075,386
Social security contributions on share options [member]
Disclosure of other provisions [line items]
Provisions	842,367	2,288,386	£ 1,172,420	£ 141,311
Current	0	0	0
Non-current	842,367	2,288,386	£ 1,172,420
Provision for deferred cash consideration [member]
Disclosure of other provisions [line items]
Provisions	2,131,000	2,061,000
Current	332,014	274,000
Non-current	£ 1,798,986	£ 1,787,000